Shareholder Report, Holdings (Details) - Even Herd Long Short ETF	Mar. 31, 2026
First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Outfront Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diversified Healthcare Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Universal Insurance Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Mercury General Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Solaris Energy Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Percent of Total Short Exposure	(38.50%)
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Percent of Total Short Exposure	(2.70%)
Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)

[1]	Represents less than 0.05% of net assets.